Inventories - Summary of Inventories (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Supplies	$ 797	$ 757
Raw materials	250	197
Work in process	741	592
Finished products	728	410
Inventories	2,516	1,956
Less long-term portion (Note 13)	(126)	(84)
Current inventories	$ 2,390	$ 1,872